Other Assets (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Schedule of Other Assets

As at October 31 ($ millions)	2021	2020
Accrued interest	$2,155	$2,812
Accounts receivable and prepaids	2,201	2,026
Current tax assets	1,722	1,520
Margin deposit derivatives	5,990	4,912
Segregated fund assets	2,197	2,248
Pension assets (Note 28)	456	260
Receivable from brokers, dealers and clients	2,997	2,347
Other	4,226	3,597
Total	$21,944	$19,722